Non-controlling interests	12 Months Ended
Dec. 31, 2023
Non-Controlling Interests [Abstract]
Non-controlling interests	27. Non-controlling interests

Accounting policy
Non-controlling interests
The Group recognises any NCI in an acquiree either at fair value or at the NCI's proportionate share of the acquiree’s net assets on an acquisition-by-acquisition basis. Subsequently, the carrying amount of NCI is the amount of the interest at initial recognition plus the NCI’s subsequent share of changes in equity.
Transactions with non-controlling interests
The Group treats transactions with NCI as transactions with equity owners of the Group. For purchases from NCI, the difference between any consideration paid and the relevant share of the carrying value of the net assets acquired, is recognised in equity. Gains or losses on disposals of NCI where control is not lost are also recognised in equity. Where control over a subsidiary is lost, the gains or losses are recognised in profit or loss.

The Group’s NCI relates to the following subsidiaries:

Figures in million – SA rand	Notes	2023	2022	2021
NCI of DRDGOLD	27.1	2,634	2,283	1,939
NCI of Keliber	27.1	237	616	—
NCI of Group Technical Security Management		6	6	5
NCI of Marikana	27.1	—	(2)	8
Total NCI		2,877	2,903	1,952
The summarised financial information of DRDGOLD is provided below. This information is based on amounts before intercompany eliminations.

Figures in million – SA rand	2023	2022	2021
DRDGOLD Limited
Revenue	5,816	5,274	4,790
Profit for the year	1,333	1,157	987
Total comprehensive income	1,348	1,156	907
Profit attributable to NCI	662	573	487
Net (decrease)/increase in cash and cash equivalents	(863)	153	70
Dividends paid	363	255	338
Non-current assets	5,523	4,303	3,741
Current Assets	2,751	2,985	2,821
Non-current liabilities	(1,329)	(1,183)	(1,120)
Current liabilities	(730)	(552)	(553)
Net assets	6,215	5,553	4,889
27.1 Subsequent NCI transactions
DRDGOLD transaction
DRDGOLD is a company incorporated in South Africa with its head office in Johannesburg. DRDGOLD’s primary listing is on the JSE Limited and its secondary listing is on the New York Stock Exchange. DRDGOLD's production is derived from retreatment of surface tailings in South
Africa. Following Sibanye-Stillwater’s exercise of its option to acquire an additional 12.05% in DRDGOLD effective 10 January 2020, NCI held a 49.90% at 31 December 2023 (2022: 49.90% and 2021: 49.90%) with an effective holding of 49.72% at 31 December 2023 (2022:49.67% and
2021: 49.51%) after considering the impact of treasury shares held by DRDGOLD. In calculating the reattribution to NCI, the Group used the net asset value of DRDGOLD at the effective date of the option exercise, including the consideration paid for the subscription, and determined a reattribution between NCI and the Group.
Marikana transaction
WPL, acquired as part of the Lonmin acquisition, consists of PGM mining and processing operations located on the Western Limb of the
Bushveld Complex, close to the town of Rustenburg, in the North West province of South Africa and smelting and refining operations located in Brakpan, East of Johannesburg. As a result of the Marikana B-BBEE transaction effective in 2021 (see note 6.5), the NCI's equity interest changed to a right to receive dividends. Therefore, a cash-settled share-based payment obligation and dividend obligation was recognised at 31 December 2021, instead of NCI (see note 6.5 and 22.2). The same considerations apply to EPL and Akanani. The remaining NCI in Marikana is attributable to small non-operating entities.
Keliber transactions
2023
On 25 April 2023 the Finnish Minerals Group increased its holding in Keliber from 14% to 20% by subscribing for EUR53.9 million (R1,096 million)
of a EUR104 million rights issue. The Group's portion of the subscription (through wholly-owned subsidiary, Keliber Lithium Proprietary Limited)
amounted to EUR50.2 million (R1,009 million), which is eliminated on a Sibanye-Stillwater Group level. In addition to the rights issue, other minority shareholders in Keliber (which held 0.79% of the total Keliber shareholding) for which the Group previously recognised an accelerated put option liability at 31 December 2022, received and accepted voluntary offers at the same share price (EUR157.28 per share) as the voluntary offer that concluded in 2022. A total payment of EUR5.2 million (R103 million) was made by the Group to all the shareholders who accepted the voluntary offers during June 2023. Following these transactions, the Finnish Minerals Group holds 20% in
Keliber, the Group retained 79.82%, while other minority shareholders hold the balance of the shares in Keliber.
The table below summarises the above transactions that occurred during 2023 and the impact thereof on the equity attributable to the owners of Sibanye-Stillwater:

Figures in million – SA rand	2023

Rights issue and voluntary offers
Cash consideration paid on rights issue subscription by the Group	(1,009)
Payment eliminated on consolidation	1,009
Cash consideration received from rights issue subscription by NCI	1,096
Cash consideration paid by the Group to NCI on voluntary offer	(103)
Net cash received by the Group	993
Net reattribution of equity (accumulated profit and foreign currency translation reserve)	(596)
Net increase in equity attributable to the owners of Sibanye-Stillwater as a result of the transactions with Keliber shareholders	397
Increase in accumulated profit	463
Decrease in foreign currency translation reserve	(66)
Increase in NCI	700
Net increase in total equity as a result of the transactions with Keliber shareholders	1,097
Effective 25 April 2023, the Group also recognised a dividend obligation of R792 million with a corresponding reduction of the NCI of Keliber as a result of the revised shareholders agreement (see note 22.2). This transaction did not result in a cash flow.
2022
On 30 June 2022, Sibanye-Stillwater announced its intention to exercise the pre-emptive right to obtain a majority shareholding and majority board representation in Keliber, and subsequently exercised this right on 29 July 2022 for a cash consideration of €146 million (Pre-
emptive Offer). On 30 June 2022, the Group also made a voluntary cash offer to minority shareholders of Keliber, other than the Finnish
Minerals Group, to increase its shareholding in Keliber to over 80% (Voluntary Offer). The Voluntary Offer was subject to certain conditions and only considered to be accepted if the relevant shareholder completes a share transfer form. The Voluntary Offer was completed on 3
October 2022 at a total cost of €192 million (including transfer tax of €2 million).
The table below illustrates the impact of the reattribution of the NCI on accumulated profit of the Group as a result of the subsequent transactions with Keliber shareholders in 2022:

Figures in million – SA rand	2022

Pre-emptive Offer
Cash consideration paid to Keliber for share subscription1	(2,476)
Cash attributed to NCI[2]	1,238
Reattribution of equity[3]	349
Adjustment to accumulated profit	(889)

Voluntary Offer
Cash consideration paid to NCI shareholders	(3,363)
Reattribution of equity[3]	1,530
Adjustment to accumulated profit	(1,833)

Net decrease in equity attributable to owners of Sibanye-Stillwater as a result of transactions with Keliber shareholders	(2,766)
Decrease in accumulated profit — Pre-emptive Offer	(889)
Decrease in accumulated profit — Voluntary Offer	(1,833)
Decrease in accumulated profit due to foreign currency translation, share subscription costs and put options[4]	(106)
Increase in foreign currency translation reserve	62
Decrease in NCI	(686)
Net decrease in total equity as a result of the subsequent NCI transactions[5]	(3,452)
1The cash consideration paid for the Pre-emptive Offer is consolidated in the Group. The full reattribution is recognised in equity and is a non-cash transaction for the
Group
2Since the NCI shares in a proportionate interest of the net assets of Keliber, the cash consideration paid for the Pre-emptive Offer is proportionally allocated to the NCI
3This is the reattribution of the net asset value of Keliber as a result of the change in shareholding
4The put options relate to rights held by shareholders holding approximately 1% in the share capital of Keliber to sell their shareholding to the Group at fair value less 10%
5The Group's effective shareholding in Keliber following the Pre-emptive Offer, Voluntary Offer and impact of the put options was 85.90% at 31 December 2022
Century transactions
Sibanye-Stillwater acquired additional shares in Century through its original take-over offer subsequent to the effective date of the acquisition (see note 16.1). On 10 May 2023, Sibanye-Stillwater, through on-and off-market trades, obtained a 100% interest in Century through cash consideration paid of A$74 million (R906 million) for the additional 49.85% interest in Century.
The table below illustrates the effect of the remaining interest acquired in Century on equity attributable to the owners of Sibanye-Stillwater for the year ended 31 December 2023:

Figures in million – SA rand	2023

Consideration paid for acquiring the remaining 49.85% interest in Century	(906)
Carrying value of NCI	914
Total impact on equity attributable to owners of Sibanye-Stillwater[1]	8
1The amount includes R13 million increase on accumulated profit and R5 million decrease on other reserves in respect of foreign currency translation reserve